Dispositions of subsidiaries (Details) - Discontinued Operation [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Cash	$ 67,654	$ 55,211
Accounts receivable, net	257,092	215,071
Advances to suppliers	294,248	71,822
Inventories, net	113,498	388,166
Due from related parties	0	205,825
Other current assets	15,098	11,642
Right-of-use assets, net	255,224	403,269
Property and equipment	7,543	13,186
Total assets of disposed entities	1,010,357	1,364,192
Bank loans	199,525	202,405
Accounts payable	905,941	65,593
Operating lease liabilities	267,955	420,194
Due to related parties	0	112,105
Other current liabilities	481,969	276,004
Total liabilities of disposed entities	$ 1,855,390	$ 1,076,301